GOING CONCERN AND LIQUIDITY (Details Narrative) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 13,347	$ 37,336	$ 99,838	$ 26,841
Accumulated deficit	$ 12,748,823	$ 8,916,893